Taxation - Schedule of Taxes on items Recognized in other Comprehensive loss or Directly in Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Deferred tax benefit on share of other comprehensive loss in equity method investments - may be subsequently reclassified to net earnings	$ (7)	$ (5)
Deferred tax benefit on share of other comprehensive loss in equity method investments - will not be reclassified to net earnings	(2)	(14)
Employee benefits [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense (benefit) charged or credited directly to equity	(12)	22
Deferred and share-based compensation [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense (benefit) charged or credited directly to equity	(8)	4
Current tax benefit on share-based payments	$ (20)	$ (15)